NOTE 14 - OPTIONS	12 Months Ended
Jun. 30, 2018
Notes
NOTE 14 - OPTIONS

NOTE 14 – OPTIONS

On November 10, 2017, the Company signed a consulting agreement to engage TJ Capital Management, L.P. (the “TJ Capital”) to provide strategic consulting services to the Company in matters relating to investor relations, capital markets and shareholder value creation strategy.

As the part of the agreement, TJ Capital is granted stock option to purchase 160,000 shares of the Company’s common stock. The options are exercisable at a purchase price of $1.50 per share with no restriction for sale, among which options 60,000 shares will vest 7 months after the Company’s IPO date, 50,000 shares will vest 10 months after the IPO date, and 50,000 shares will vest 15 months after the IPO date.

The aggregated fair value of the options granted to TJ Capital was assessed at $415,500 as of June 30, 2018.  The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 2.1%; expected term of 0.6 years; exercise price of the warrants of $1.50; volatility of 78%; and expected future dividends of Nil. As of June 30, 2018, no options were exercised by TJ capital because the options were not vested and these options were dilutive as of June 30, 2018.

On May 28, 2017, the Company signed an employment agreement with Ms. Yunhao Chen, the Chief Financial Officer of the Company. As the part of the compensation, the Company agrees to grant Ms. Chen options to purchase up to 120,000 Class A shares, at an exercise price of $1.50 per share. The grant is effective at the IPO date and the options vest at a rate of 5,000 per month, beginning one month following completion of the IPO.

The aggregated fair value of the options granted to Ms. Yunhao Chen, the CFO was $440,840.  The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 1.84%; expected term of 2 years; exercise price of the warrants of $1.50; volatility of 69.5%; and expected future dividends of Nil. As of June 30, 2018, no options were exercised by the CFO and 30,000 options were vested.

On May 28, 2017, the Company signed an employment agreement with Mr, Silong Chen, the Chief Executive Officer of the Company. As the part of the compensation, the Company agrees to grant Mr. Chen options to purchase up to 360,000 Class A shares, at an exercise price of $1.50 per share. The grant is effective at the IPO date and the options vest at a rate of 10,000 per month, beginning one month following completion of the IPO.

The aggregated fair value of the options granted to Mr. Silong Chen was $1,385,500.  The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 1.94%; expected term of 3 years; exercise price of the warrants of $1.50; volatility of 74.7%; and expected future dividends of Nil. As of June 30, 2018, no options were exercised by the CEO and 60,000 options were vested.

The Company recorded $341,127 stock-based compensation expense for the years ended June 30, 2018. No stock-based compensation expense was recorded for the years ended June 30, 2017 and 2016, respectively.

As of June 30, 2018, the Company had 90,000 outstanding vested stock options with a weighted average remaining term over 2.14 years and 550,000 unvested stock options with a weighted average remaining term over 1.92 years. Unamortized stock-based compensation expense was $1,485,213 as of June 30, 2018. The following table summarized the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding, June 30, 2017	-	$-	-
Exercisable, June 30, 2017	-	$-	-

Granted	640,000	$1.50	2.35
Forfeited	-	-
Exercised	-	-

Outstanding June 30, 2018	640,000	$1.50	1.81
Exercisable, June 30, 2018	90,000	$1.50	2.14